Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	$ 1,823
Acquired	5,469
Additions	605
Accretion	(3,476)
Net reclassifications to accretable from non-accretable	8,446
Disposals	(1,780)
Balance at the end of the period	11,087
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	7,018
Acquired	30,756
Additions	5,298
Accretion	3,476
Payments received, net	(17,007)
Disposals	(29)
Balance at the end of the period	29,512
Virginia Savings Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	1,823
Acquired	0
Additions	9
Accretion	(901)
Net reclassifications to accretable from non-accretable	1,088
Disposals	(1,321)
Balance at the end of the period	698
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	7,018
Acquired	0
Additions	17
Accretion	901
Payments received, net	(4,725)
Disposals	(29)
Balance at the end of the period	3,182
Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	0
Acquired	5,469
Additions	596
Accretion	(2,575)
Net reclassifications to accretable from non-accretable	7,358
Disposals	(459)
Balance at the end of the period	10,389
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	0
Acquired	30,756
Additions	5,281
Accretion	2,575
Payments received, net	(12,282)
Balance at the end of the period	$ 26,330